Exhibit 99.2

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of Jun 30, 2014

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of Jun 30, 2014, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of Jun 30, 2014, leases with a total base residual value of $26,868,996.70 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of Jun 30, 2014
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	June	336,577,281.57
	July	$290,771,690.85	$6,174,255.10	11.95%	$41,148,823.20	13.82%
	August	$274,851,210.84	$5,901,409.66	11.42%	$11,443,652.53	3.84%
	September	$257,027,904.76	$5,575,528.10	10.79%	$13,594,369.00	4.57%
	October	$241,534,358.33	$5,298,454.12	10.26%	$11,454,307.93	3.85%
	November	$227,068,126.96	$5,031,441.44	9.74%	$10,618,113.20	3.57%
	December	$213,147,958.31	$4,779,197.90	9.25%	$10,253,440.00	3.44%
2015-	January	$193,916,920.11	$4,400,129.12	8.52%	$15,875,094.45	5.33%
	February	$168,456,626.21	$3,863,421.79	7.48%	$22,546,777.00	7.57%
	March	$142,867,329.71	$3,314,219.16	6.42%	$23,100,379.50	7.76%
	April	$118,072,381.10	$2,768,905.94	5.36%	$22,726,082.90	7.63%
	May	$86,013,313.80	$2,048,422.96	3.97%	$30,589,181.71	10.27%
	June	$53,163,136.39	$1,284,395.51	2.49%	$31,987,535.98	10.74%
	July	$23,210,072.40	$601,373.66	1.16%	$29,612,149.58	9.94%
	August	$15,843,269.99	$415,123.37	0.80%	$7,065,609.35	2.37%
	September	$7,320,351.65	$188,436.00	0.36%	$8,412,178.35	2.83%
	October	$198,932.25	$5,289.02	0.01%	$7,151,964.30	2.40%
	November	$77,487.04	$2,284.13	0.00%	$120,162.00	0.04%
	December	$75,610.70	$2,284.13	0.00%	$0.00	0.00%
2016-	January	$54,526.87	$1,396.37	0.00%	$20,085.00	0.01%
	February	$53,396.32	$1,396.37	0.00%	$0.00	0.00%
	March	$52,260.26	$1,396.37	0.00%	$0.00	0.00%
	April	$30,140.06	$696.96	0.00%	$21,678.00	0.01%
	May	$0.00	$0.00	0.00%	$30,287.00	0.01%
Total			$51,659,457.18	100.00%	$297,771,870.98	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$349,431,328.16

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2014	Car	690	82.83%	$(123)	(0.40)%	(0.76)%
	CUV	551	79.28%	$4,477	11.00%	21.90%
	SUV	332	76.85%	$2,002	6.17%	12.05%
	Truck	70	42.68%	$6,060	14.32%	27.87%
	Total/Average	1,643	77.35%	$2,112	6.06%	11.78%
May 2014	Car	720	85.71%	$(659)	(2.14)%	(4.12)%
	CUV	497	78.52%	$3,607	8.78%	17.37%
	SUV	296	76.68%	$1,490	4.76%	9.37%
	Truck	48	32.00%	$5,387	13.00%	25.36%
	Total/Average	1,561	77.70%	$1,293	3.75%	7.32%
June 2014	Car	594	83.43%	$(1,079)	(3.45)%	(6.63)%
	CUV	377	70.47%	$3,162	7.67%	15.24%
	SUV	255	76.35%	$1,565	4.84%	9.77%
	Truck	42	28.77%	$5,161	11.87%	22.78%
	Total/Average	1,268	73.42%	920	2.64%	5.18%